Summary of Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Series D Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock	1,252	1,252
Convertible Debt [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	11,969,780	11,969,780
Common Stock Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants	54,434	54,434